Fair Value Measurements	10 Months Ended
Jan. 01, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
M. FAIR VALUE MEASUREMENTS
ASC 820 defines, establishes a consistent framework for measuring, and expands disclosure requirements about fair value. ASC 820 requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs create the following fair value hierarchy:
Level 1 — Quoted prices for identical instruments in active markets.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs and significant value drivers are observable.
Level 3 — Instruments that are valued using unobservable inputs.
The Company holds various derivative financial instruments that are employed to manage risks, including foreign currency and interest rate exposures. These financial instruments are carried at fair value and are included within the scope of ASC 820. The Company determines the fair value of derivatives through the use of matrix or model pricing, which utilizes verifiable inputs such as market interest and currency rates. When determining the fair value of these financial instruments for which Level 1 evidence does not exist, the Company considers various factors including the following: exchange or market price quotations of similar instruments, time value and volatility factors, the Company’s own credit rating and the credit rating of the counter-party.
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis for each of the hierarchy levels (millions of dollars):

	Total Carrying
	Value	Level 1	Level 2	Level 3
January 1, 2011:
Derivative assets	$55.0	$—	$55.0	$—
Derivatives liabilities	$115.7	$—	$115.7	$—
Money market fund	$716.7	$716.7	$—	$—
January 2, 2010:
Derivative assets	$33.3	$—	$33.3	$—
Derivatives liabilities	$84.7	$—	$84.7	$—
Money market fund	$210.8	$210.8	$—	$—
The following table presents the fair value and the hierarchy levels, for assets and liabilities that were measured at fair value on a non-recurring basis during 2010 (millions of dollars):

	Carrying Value
	January 1,				Total Losses
	2011	Level 1	Level 2	Level 3	Year to Date
Long-lived assets held and used	$33.5	$—	$—	$33.5	$(24.0)
In accordance with the provisions of ASC 820, long-lived assets with a carrying amount of $57.5 million were written down to $33.5 million fair value (approximately $30 million of which is included in the CDIY segment) during the year ended January 1, 2011. This was a result of restructuring-related asset impairments more fully described in Note O, Restructuring and Asset Impairments. Fair value for these impaired production assets was based on the present value of discounted cash flows. This included an estimate for future cash flows as production activities are phased out as well as auction values (prices for similar assets) for assets where use has been discontinued or future cash flows are minimal.
A summary of the Company’s financial instruments carrying and fair values at January 1, 2011 and January 2, 2010 follows. Refer to Note I, Derivative Financial Instruments for more details regarding derivative financial instruments, and Note H, Long-Term Debt and Financing Arrangements for more information regarding carrying values of the Long-term debt shown below.

	2010		2009
	Carrying	Fair	Carrying	Fair
(millions of dollars), (asset)/liability	Value	Value	Value	Value
Long-term debt, including current portion	$3,434.2	$3,607.1	$1,292.7	$1,282.3
Derivative assets	$(55.0)	$(55.0)	$(33.3)	$(33.3)
Derivative liabilities	$115.7	$115.7	$84.7	$84.7
The fair values of Long-term debt instruments are estimated using a discounted cash flow analysis, based on the Company’s marginal borrowing rates. The fair values of foreign currency and interest rate swap agreements, comprising the derivative assets and liabilities in the table above, are based on current settlement values.
As discussed in Note B, Accounts and Financing Receivable, the Company has a deferred purchase price receivable related to sales of trade receivables. The deferred purchase price receivable will be repaid in cash as receivables are collected, generally within 30 days, and as such the carrying value of the receivable approximates fair value.